Discontinued Operations And Disposals	12 Months Ended
Dec. 31, 2025
Discontinued Operations And Disposals [Abstract]
DISCONTINUED OPERATIONS AND DISPOSALS

NOTE 7 – DISCONTINUED OPERATIONS AND DISPOSALS

In accordance with ASC 205-20 Presentation of Financial Statements: Discontinued Operations, a disposal of a component of an entity or a group of components of an entity is required to be reported as discontinued operations if the disposal represents a strategic shift that has (or will have) a major impact on an entity’s operations and financial results when the components of an entity meet the criteria in ASC paragraph 205-20-45-10. In the period in which the component meets the held for sale or discontinued operations criteria the major current assets, non-current assets, current liabilities and non-current liabilities shall be reported as a component of total assets and liabilities separate from those balances of the continuing operations. At the same time, the results of all discontinued operations, less applicable income taxes (benefit), shall be reported as components of net income (loss) separate from the income (loss) of continuing operations.

On February 18, 2026, the Company and Wenzhao Lu, the Company’s chairman of the Board of Directors, entered into an Amended and Restated Membership Interest Purchase Agreement (the “Amended MIPA”), pursuant to which the Company sold to Mr. Lu 100% of the membership interests of Avalon RT 9 for approximately $9,000,000.

The subsidiary comprises our real property operations segment. As a result of the planned disposition of the subsidiary, the real property operations segment meets the held for sale criteria of ASC 205-20. Accordingly, the historical results of operations of the real property operations segment have been reflected as discontinued operations in our consolidated financial statement for all periods prior to the Amended MIPA on February 18, 2026.

Details of the net loss from discontinued operations were as follows for the years ended December 31:

	2025	2024
REAL PROPERTY RENTAL REVENUE	$1,410,259	$1,333,403
REAL PROPERTY OPERATING EXPENSES	(1,050,599)	(1,065,574)
REAL PROPERTY OPERATING INCOME	359,660	267,829
OTHER OPERATING EXPENSES:
Professional fees	184,544	231,837
Compensation and related benefits	121,395	122,474
Total Other Operating Expenses	305,939	354,311
INCOME (LOSS) FROM OPERATIONS	53,721	(86,482)
OTHER (EXPENSE) INCOME
Interest expense - amortization of debt discount and debt issuance costs	(84,553)	(119,228)
Interest expense - other	(711,291)	(658,000)
Other income (expense)	20	(80)
Total Other Expense, net	(795,824)	(777,308)
LOSS BEFORE INCOME TAXES	(742,103)	(863,790)
INCOME TAXES	-	-
NET LOSS	$(742,103)	$(863,790)

The following table summarizes the assets and liabilities of the discontinued operations as of December 31:

	2025	2024
ASSETS
CURRENT ASSETS
Cash	$258,999	$198,127
Rent receivable	84,898	80,829
Prepaid expense and other current assets	12,719	44,276
Total Current Assets	356,616	323,232
NON-CURRENT ASSETS:
Property and equipment, net	3,478	11,614
Investment in real estate, net	6,925,768	7,022,721
Deferred leasing costs and other non-current assets	8,523	71,794
Total Non-current Assets	6,937,769	7,106,129
Total Assets	$7,294,385	$7,429,361
LIABILITIES
CURRENT LIABILITIES:
Accrued liabilities and other payables	$261,077	$205,317
Note payable, net	5,800,000	5,715,447
Total Current Liabilities	6,061,077	5,920,764
NON-CURRENT LIABILITIES:
Deferred rental income	23,515	-
Total Non-current Liabilities	23,515	-
Total Liabilities	$6,084,592	$5,920,764

The above tables exclude intercompany payables that are eliminated within our consolidated balance sheets.